CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Cash flows from operating activities:
Net (loss)/income	$ 83,709	519,368	196,054	(22,715)
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation	14,135	87,706	86,015	93,376
Depreciation and amortization	124,087	769,911	714,482	633,855
Amortization of upfront fee of term loan	0	0	42,831	43,060
Foreign exchange (gain)/loss, net	1,853	11,500	(49,830)	(217)
Gain from disposal of property and equipment	(3,277)	(20,332)	(11,056)	(11,557)
Impairment loss of property and equipment	2,821	17,506	621	12,641
Impairment loss of intangible assets	226	1,403	0	0
Gain on waived liability related with Motel 168 acquisition	(1,921)	(11,919)	0	0
Gain on buy-back of convertible notes	(105)	(650)	0	0
Loss/(gain) on change in fair value of convertible notes	(11,595)	(71,945)	133,404	87,099
Provision for doubtful accounts	66	412	1,558	0
Deferred income tax benefit	(9,506)	(58,981)	(77,355)	(132,057)
Share of loss of a jointly controlled entity	52	324	792	1,676
Loss/(gain) from fair value change of interest rate swap transaction	0	0	(912)	6,665
Change in assets and liabilities, net of effects of acquisitions:
(Increase)/decrease in accounts receivable	692	4,296	(3,346)	(6,045)
Decrease/(Increase) in consumables	(325)	(2,018)	369	2,004
(Increase)/decrease in prepayments and other current assets	4,898	30,391	(610)	(29,941)
Decrease/(increase) in other assets	(138)	(855)	(11,507)	9,629
(Decrease)/increase in accounts payable	(3,347)	(20,769)	12,345	(12,692)
Increase/(decrease) in payables to related parties	183	1,137	(769)	1,241
Increase in salaries and welfare payable	5	32	7,296	37,537
(Decrease)/increase in income tax payable	4,719	29,279	12,169	(4,089)
Increase in other taxes payable	148	919	3,583	330
Increase in accruals for customer reward program	1,891	11,736	16,312	288
Increase/(decrease) in other payables and accruals	(1,929)	(11,990)	27,068	7,306
(Decrease)/increase in deferred revenues	2,497	15,494	9,061	(34,109)
Increase in deferred rental	2,229	13,828	59,838	37,663
Increase in deposits due to franchisees	4,761	29,541	23,889	27,990
Decrease in interest accruals for convertible bonds and financial liabilities	(19)	(116)	(33)	(1,159)
Net cash provided by operating activities	216,810	1,345,208	1,192,269	747,779
Cash flows from investing activities:
Proceeds from sale of property and equipment	7,054	43,765	18,845	16,032
Purchase of property and equipment for newly developed hotels	(56,738)	(352,028)	(790,862)	(907,361)
Purchase of property and equipment for headquarters	(7,801)	(48,394)	(84,282)	(25,841)
Purchase of property and equipment for upgrades of existing hotels	(32,302)	(200,424)	(1,904)	(991)
Purchase of intangible assets	(1,926)	(11,957)	(10,503)	(10,408)
Cash (paid to)/received from restricted cash - escrow account and interest reserve account	24,879	154,363	30,219	(3,703)
Cash used for the acquisition of subsidiaries, net of cash acquired	(13,757)	(85,353)	(23,470)	(69,362)
Cash used for other investments	(999)	(6,200)	0	0
Net cash used in investing activities	(81,590)	(506,228)	(861,957)	(1,001,634)
Cash flows from financing activities:
Proceeds from share option exercise	4,250	26,370	193,331	26,615
Buy-back of convertible notes	(9,674)	(60,022)	0	0
Repayment of convertible bonds	0	0	0	(111,945)
Proceeds from loans, net of upfront fee	0	0	723,025	0
Repayment of loans	(115,952)	(719,433)	(735,467)	(760,949)
Repayment of acquired subsidiary's debts	(21,435)	(133,000)	0	0
Cash paid for the unsettled liability relating to acquisition of Motel 168	(24,879)	(154,363)	0	0
Cash paid for finance lease liabilities	(227)	(1,407)	(7,233)	(7,233)
Dividend paid to noncontrolling interests shareholders of subsidiaries	(681)	(4,224)	(8,130)	(7,354)
Cash settlement of interest swap transaction	0	0	(9,650)	(3,418)
Capital contribution from noncontrolling interests shareholders of newly established majority-owned subsidiaries	0	0	13,460	0
Net cash (used in)/provided by financing activities	(168,598)	(1,046,079)	169,336	(864,284)
Effect of foreign exchange rate changes on cash and cash equivalents	7	46	(6,061)	(4,743)
Net (decrease)/increase in cash and cash equivalents	(33,371)	(207,053)	493,587	(1,122,882)
Cash and cash equivalents, beginning of year	186,433	1,156,743	663,156	1,786,038
Cash and cash equivalents, end of year	153,062	949,690	1,156,743	663,156
Supplemental disclosure of cash flow information
Cash paid during the year for income tax and withholding tax	(42,803)	(265,576)	(272,183)	(272,336)
Cash paid during the year for interest	(6,102)	(37,861)	(49,485)	(77,706)
Supplemental schedule of non-cash activities:
Unpaid consideration related to the other acquisitions	0	0	0	8,108
Accruals related to the construction costs of property and equipment	(1,024)	(6,354)	41,833	78,030
(Decrease)/increase of restricted cash related to the exercise of the employee stock option which are yet to be transmitted to the employees	$ (1,271)	(7,885)	2,956	(3,596)